April 3, 2007



VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

ATTN: Office of Filings, Information and Consumer

Re:   Ashport Mutual Funds (the "Trust")
      File Nos. File Nos. 333-55944 and 811-10301

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust's Prospectus and the Statement of Additional Information for Class A and Class C Shares of Ashport Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund does not differ from that contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 27, 2008 (Accession No. 0001144204-08-017806).

      If you have any questions concerning this filing, you may contact the undersigned at (617) 905-3574.


                                                Very truly yours,


                                                /s/Paula Gray



cc:  J. Cimbal
     D. Jones